UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Mortgage Securities Trust MTGAX

Morgan Stanley Mortgage Securities Trust MSMTX

Morgan Stanley Mortgage Securities Trust MTGDX

Morgan Stanley Mortgage Securities Trust MTGCX

Morgan Stanley Mortgage Securities Trust MORGX

Morgan Stanley Mortgage Securities Trust

Class A MTGAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MTGAX -TSR-SAR

Morgan Stanley Mortgage Securities Trust

Class C MSMTX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSMTX -TSR-SAR

Morgan Stanley Mortgage Securities Trust

Class I MTGDX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MTGDX -TSR-SAR

Morgan Stanley Mortgage Securities Trust

Class L MTGCX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MTGCX -TSR-SAR

Morgan Stanley Mortgage Securities Trust

Class R6 MORGX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$618,631,372
# of Portfolio Holdings	678
Portfolio Turnover Rate	258%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.3%
Corporate Bonds	0.9%
Collateralized Mortgage Obligations - Agency Collateral Series	2.0%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	15.5%
Short-Term Investments	20.3%
Agency Fixed Rate Mortgages	27.5%
Mortgages - Other	31.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-18.6%
Not Rated	38.0%
CCC	1.5%
B	2.6%
BB	1.9%
BBB	4.8%
A	3.5%
AA	2.1%
AAA	64.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MORGX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Mortgage Securities Trust

Semi-Annual Financial Statements and Additional Information

April 30, 2025

Morgan Stanley Mortgage Securities Trust

Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	3
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Notes to Financial Statements	25
Financial Highlights	44

Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.4%)
$1,591	Federal Home Loan Mortgage Corporation, Conventional Pools: SOFR30A + 2.17%	6.123	(a)%	09/01/54	$1,610,403
827	Government National Mortgage Association Various Pools:	3.064	(a)	03/20/71	749,342
	Total Agency Adjustable Rate Mortgages (Cost $2,312,443)				2,359,745
	Agency Fixed Rate Mortgages (34.1%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
1,285		2.00		04/01/51 - 10/01/51	999,020
1,885		2.50		05/01/50 - 11/01/52	1,528,358
10,081		3.00		04/01/50 - 12/01/51	8,700,041
54		3.50		08/01/49	48,623
2,040		4.00		07/01/49 - 11/01/52	1,883,145
1,455		4.50		10/01/52	1,377,625
	Gold Pools:
401		3.50		06/01/42 - 09/01/47	373,826
229		4.00		12/01/41 - 10/01/44	220,869
253		4.50		03/01/41 - 01/01/49	248,591
48		5.00		12/01/40 - 05/01/41	49,015
5		5.50		07/01/37	5,433
8		6.00		12/01/37	8,814
4		6.50		06/01/29	3,723
14		7.50		05/01/35	15,051
6		8.00		08/01/32	5,897
10		8.50		08/01/31	10,524
	Federal National Mortgage Association, Conventional Pools:
1,149		1.50		01/01/51 - 03/01/51	886,390
9,962		2.00		11/01/50 - 11/01/51	7,735,399
8,300		2.50		02/01/50 - 02/01/52	6,747,447
2,477		3.00		08/01/46 - 04/01/52	2,127,969
4,613		3.50		09/01/42 - 10/01/52	4,155,316
746		4.00		04/01/45 - 09/01/48	708,278
351		4.50		08/01/40 - 08/01/49	337,085
60		5.00		12/01/40 - 07/01/41	60,312
4		5.50		08/01/37	4,046
4,792		6.00		07/01/53	4,880,043
119		6.50		02/01/28 - 11/01/33	126,639

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$8		7.00%		10/01/30 - 06/01/32	$8,507
17		7.50		08/01/37	17,856
16		8.00		04/01/33	16,441
17		8.50		10/01/32	18,321
	May TBA:
5,000	(b)	2.00		05/01/55	3,969,141
5,000	(b)	2.50		05/01/54	4,157,617
15,000	(b)	3.00		02/01/52	13,016,016
20,000	(b)	4.50		05/01/55	19,135,156
13,000	(b)	5.00		05/01/54	12,729,336
52,600	(b)	5.50		05/01/54	52,491,102
20,000	(b)	6.00		05/01/54	20,288,282
	Government National Mortgage Association, May TBA:
400	(b)	4.00		05/20/55	372,527
3,700	(b)	5.00		05/20/54	3,628,878
6,900	(b)	6.00		05/20/54	6,978,232
4,000	(b)	6.50		05/20/54	4,089,851
	Various Pools:
2,224		2.50		03/20/50 - 04/20/51	1,872,646
1,015		3.00		09/20/49 - 08/20/50	883,024
1,660		3.50		05/20/43 - 10/20/50	1,495,830
874		4.00		07/15/44 - 11/20/51	816,577
1,335		4.50		12/20/48 - 08/20/54	1,277,482
3,558		5.00		05/20/41 - 12/20/54	3,498,477
5,364		5.50		08/20/54 - 12/20/54	5,400,486
876		6.00		08/20/52 - 08/20/54	889,018
1,433		6.50		11/20/52 - 08/20/54	1,476,599
5,258		7.00		12/20/52 - 08/20/64	5,376,928
881		7.50		10/20/53 - 08/20/54	903,248
2,645		8.00		07/20/54	2,686,330
	Total Agency Fixed Rate Mortgages (Cost $210,691,506)				210,741,387
	Asset-Backed Securities (19.2%)
	ABFC Trust,
224	Class A1, 1 Month Term SOFR + 0.89%	5.221	(a)	10/25/33	221,224
200	Class M1, 1 Month Term SOFR + 1.01%	5.341	(a)	02/25/34	198,511
109	Class M5, 1 Month Term SOFR + 1.06%	5.386	(a)	07/25/34	104,185
1,467	ACE Securities Corp. Home Equity Loan Trust (c)	0.00		11/25/29	1,110,003

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		ACM Auto Trust, Class B
	$2,500	(c)	7.87%		11/20/31	$2,525,560
	5,800	(c)	9.21		08/20/31	5,934,961
	2,500	(c)	9.85		06/20/30	2,544,164
		Amortizing Residential Collateral Trust,
	438	Class A, 1 Month Term SOFR + 0.40%	5.075	(a)	10/25/31	429,130
	293	Class A1, 1 Month Term SOFR + 0.87%	5.201	(a)	10/25/32	269,534
	130	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Class M5 5.74% - 1 Month Term SOFR	3.472	(d)	12/25/33	302,674
		Bayview Financial Revolving Asset Trust,
	838	Class A1, 1 Month Term SOFR + 1.11% (c)	5.435	(a)	12/28/40	881,685
	419	Class M2, 1 Month Term SOFR + 3.61% (c)	7.935	(a)	12/28/40	1,179,191
	32	Bear Stearns Asset Backed Securities Trust, Class A3 1 Month Term SOFR + 1.41%	5.741	(a)	10/27/32	31,401
	173	Business Loan Express Business Loan Trust, Class A 1 Month Term SOFR + 0.51% (c)	4.834	(a)	10/20/40	159,762
	1,776	Cascade MH Asset Trust, Class A (c)	4.25		08/25/54	1,721,152
	2,212	Conn's Receivables Funding LLC, Class A (c)	10.00		01/17/28	2,219,544
	556	Conseco Finance Corp., Class M1	7.75	(a)	06/15/27	560,827
		CoreVest American Finance Trust, Class XA, IO
	2,265	(c)	3.097	(a)	07/15/54	61,768
	766	(c)	3.868	(a)	08/15/53	16,214
	1,863	(c)	3.92	(a)	12/15/52	28,407
	471	Countrywide Asset-Backed Certificates, Class M2 1 Month Term SOFR + 2.29% (c)	6.616	(a)	03/25/33	476,558
	15,434	CWHEQ Revolving Home Equity Loan Trust, Class 2A, Series 2005-F 1 Month Term SOFR + 0.35%	4.676	(a)	12/15/35	14,805,682
	509	Delta Funding Home Equity Loan Trust, Class A1A 1 Month Term SOFR + 0.93%	5.256	(a)	09/15/29	493,361
GBP	630	Dowson PLC, Class D 3 Month GBP SONIA + 5.25% (United Kingdom)	9.716	(a)	08/20/29	840,988
		ECAF I Ltd.,
	$23	Class A1 (Ireland) (c)	3.473		06/15/40	16,341
	401	Class A2 (Cayman Islands) (c)	4.947		06/15/40	336,929
	132	EquiFirst Mortgage Loan Trust, Class M7 1 Month Term SOFR + 3.11%	7.441	(a)	10/25/34	121,976
		European Residential Loan Securitisation 2019-NPL1 DAC,
EUR	1,293	Class A, 1 Month EURIBOR + 3.25% (Ireland)	5.351	(a)	07/24/54	1,466,748

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	1,604	Class C, 1 Month EURIBOR + 7.25% (Ireland)	9.351	(a)%	07/24/54	$1,763,199
	$266	Falcon Aerospace Ltd., Class A (Cayman Islands) (c)	3.597		09/15/39	256,462
	6,800	Finance of America HECM Buyout, Class M4 (c)	6.00	(a)	10/01/34	6,156,367
	140	Financial Asset Securities Corp. AAA Trust, Class A 1 Month Term SOFR + 0.52% (c)	4.846	(a)	02/27/35	137,735
		FMC GMSR Issuer Trust,
	1,200	Class A (c)	3.62	(a)	07/25/26	1,131,041
	2,000	Class A (c)	4.45	(a)	01/25/26	1,948,400
	2,055	Class A (c)	6.19		04/25/27	2,072,577
	3,800	Class A (c)	6.559		09/25/29	3,851,831
	3,200	Class A (c)	7.90		07/25/27	3,253,887
	1,000	Class B (c)	4.36	(a)	07/25/26	936,584
	2,500	Class B (c)	10.07		07/25/27	2,571,693
	816	FortiFi, Class A (c)	6.23		09/20/59	819,549
	482	GAIA Aviation Ltd., Class A (Cayman Islands) (c)	3.967		12/15/44	459,574
		Harvest SBA Loan Trust, Class A
	2,139	SOFR30A + 2.25% (c)	6.685	(a)	12/25/51	2,155,166
	1,602	SOFR30A + 3.25% (c)	7.685	(a)	10/25/50	1,628,670
	1,293	JOL Air Ltd., Class A (Cayman Islands) (c)	3.967		04/15/44	1,267,733
	166	Kestrel Aircraft Funding Ltd., Class A (c)	4.25		12/15/38	162,677
		Lehman ABS Manufactured Housing Contract Trust,
	1,468	Class A	0.00		06/15/33	1,448,822
	72	Class B	6.63	(a)	04/15/40	72,966
		Loandepot GMSR Master Trust,
	1,995	Class A, 1 Month Term SOFR + 3.66% (c)	7.985	(a)	10/16/25	1,989,784
	2,000	Class B, 1 Month Term SOFR + 4.36% (c)	8.685	(a)	10/16/25	1,994,882
	379	LoanMe Trust Prime, Class B (c)	5.00		09/15/34	374,280
EUR	2,840	LSF11 Boson Investments Sarl Compartment 2, Class A1 3 Month EURIBOR + 2.00% (Spain)	4.521	(a)	11/25/60	3,096,129
	$1,649	MASTR Asset Securitization Trust, Class M3 1 Month Term SOFR + 3.26%	7.591	(a)	10/25/32	1,559,774
	65	Merrill Lynch Mortgage Investors Trust, Class B1 1 Month Term SOFR + 2.81%	7.141	(a)	01/25/35	62,769
	235	METAL LLC, Class A (c)	4.581		10/15/42	156,062
	1,728	NALP Business Loan Trust, Class A (c)	6.49		12/27/49	1,755,501
	179	New Century Home Equity Loan Trust 1 Month Term SOFR + 0.91%	5.241	(a)	11/25/33	105,424
		Newtek Small Business Loan Trust, Class A
	848	Daily U.S. Prime Rate - 0.70% (c)	6.80	(a)	10/25/49	855,591
	664	Daily U.S. Prime Rate - 0.50% (c)	7.00	(a)	07/25/50	671,122

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$4,005	NRM FNT1 Excess LLC, Class A, Series 2024-FNT1 (c)	7.398%		11/25/31	$4,043,096
		NRZ Excess Spread-Collateralized Notes, Class A
	327	(c)	2.981		03/25/26	318,430
	243	(c)	3.844		12/25/25	240,452
	496	NRZ FHT Excess LLC, Class A (c)	4.212		11/25/25	490,769
		Oakwood Mortgage Investors, Inc.,
	19	Class A1	7.72		04/15/30	18,720
	55	Class A1	7.84	(a)	11/15/29	55,517
	849	Class A4	7.405	(a)	06/15/31	68,428
	1,000	Ocwen Loan Investment Trust, Class M3, Series 2023-HB1 (c)	3.00	(a)	06/25/36	940,470
EUR	825	Palatino SPV, Class AR 6 Month EURIBOR + 2.50% (Italy)	5.208	(a)	12/01/45	884,373
	$2,366	Pioneer Aircraft Finance Ltd., Class B, Series 2019-1 (c)	4.948		06/15/44	2,151,614
	2,126	PMT FMSR Issuer Trust, Class A 1 Month Term SOFR + 3.11% (c)	7.441	(a)	03/25/26	2,123,854
		PNMAC GMSR Issuer Trust, Class A
	4,000	1 Month Term SOFR + 3.20% (c)	7.527	(a)	03/25/29	4,055,209
	2,300	SOFR30A + 4.25% (c)	8.604	(a)	05/25/27	2,321,100
		PRET LLC,
	2,000	Class A1 (c)(e)	6.368		04/25/55	2,000,000
	3,000	Class A1 (c)	6.708		04/25/55	3,031,953
EUR	589	Prosil Acquisition SA, Class A 3 Month EURIBOR + 2.00% (Spain)	4.186	(a)	10/31/39	537,055
	$359	Quest Trust, Class M2 1 Month Term SOFR + 3.86% (c)	8.191	(a)	05/25/33	383,701
	1,516	Raptor Aircraft Finance I LLC, Class A (c)	4.213		08/23/44	1,352,227
	144	ReadyCap Lending Small Business Loan Trust, Class A Daily U.S. Prime Rate - 0.50% (c)	7.00	(a)	12/27/44	143,445
CAD	2,000	Retained Vantage Data Centers Issuer LLC, Class A2B (c)	5.25		09/15/48	1,457,180
	$266	Saxon Asset Securities Trust, Class M1 1 Month Term SOFR + 1.24%	5.566	(a)	12/25/32	244,360
		Shenton Aircraft Investment Ltd.,
	618	Class A (c)	4.75		10/15/42	600,371
	194	Class B	5.75		10/15/42	164,459
		STAR Trust,
	1,499	Class A, 1 Month Term SOFR + 1.75% (c)	6.072	(a)	10/17/41	1,507,049
	2,100	Class D, 1 Month Term SOFR + 2.55% (c)	6.872	(a)	05/17/39	2,112,106
	1,850	Class D, 1 Month Term SOFR + 2.95% (c)	7.272	(a)	10/17/41	1,867,523

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$188	Start II Ltd., Class A (Bermuda) (c)	4.089%		03/15/44	$184,947
207	Terwin Mortgage Trust, Class M1 1 Month Term SOFR + 0.94%	5.266	(a)	03/25/35	202,322
1,500	VINE Trust, Class E1 (c)	4.75		12/17/40	1,408,000
236	WAVE Trust, Class A (c)	3.844		11/15/42	219,046
	Total Asset-Backed Securities (Cost $117,436,055)				118,902,507
	Collateralized Mortgage Obligations - Agency Collateral Series (2.5%)
	Federal Home Loan Mortgage Corporation, IO REMIC
334	5.89% - SOFR30A	1.541	(d)	11/15/43 - 06/15/44	31,554
193		1.999	(a)	08/15/42	9,474
131		2.064	(a)	04/15/39	7,113
111		2.085	(a)	10/15/39	6,370
54		2.148	(a)	10/15/41	3,445
374		2.264	(a)	09/15/41	20,132
417		2.339	(a)	10/15/40	22,861
22		5.00		08/15/41	4,769
	IO REMIC PAC
8,213		2.00		10/25/50	1,085,608
	IO STRIPS
29		7.00		06/15/30	3,076
	REMIC
56	12.00% - 2.67 x 1 Month USD LIBOR	0.133	(d)	12/15/43	38,120
79		3.50		02/15/42	72,729
	Federal National Mortgage Association, IO REMIC
56	5.54% - SOFR30A	1.182	(d)	11/25/41	1,109
359	5.94% - SOFR30A	1.582	(d)	06/25/42	39,401
143		1.872	(a)	03/25/44	8,140
673		2.007	(a)	03/25/46	37,524
25	6.44% - SOFR30A	2.082	(d)	08/25/41	488
187		2.376	(a)	10/25/39	11,105
	IO STRIPS
4		7.00		11/25/27	254
24		8.00		05/25/30 - 06/25/30	2,395
	REMIC
13		0.00	(a)	04/25/39	11,707
551		2.00		07/25/50	310,620
5		6.50		03/25/54	5,307

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	REMIC PAC
$203		5.00%		07/25/50	$197,513
	Government National Mortgage Association, IO
20		5.00		02/16/41	4,002
	IO REMIC
99		0.013	(a)	12/20/62	183
45		0.023	(a)	01/20/63	124
41		0.079	(a)	09/20/62	363
82		0.102	(a)	08/20/61	1,529
1		0.103	(a)	04/20/62	7
69		0.215	(a)	10/20/62	2,735
70		0.25	(a)	05/20/63	1,079
94		0.27	(a)	05/20/61	4,983
1		0.27	(a)	10/20/61	36
17		0.286	(a)	05/20/62	892
11		0.287	(a)	05/20/62	560
97		0.302	(a)	01/20/62	6,110
66		0.312	(a)	12/20/67	2,304
15		0.336	(a)	04/20/61	931
47		0.507	(a)	11/20/61	4,561
1,664		0.608	(a)	06/20/69	57,293
345		0.632	(a)	08/20/58	3,337
8,598		0.783	(a)	05/20/72	423,956
304		1.064	(a)	08/20/63	4,556
1,289		1.088	(a)	11/20/69	65,487
5,904		1.174	(a)	12/20/70	279,745
502		1.222	(a)	04/20/67	14,466
142		1.234	(a)	04/20/62	4,946
4,234		1.261	(a)	03/20/67	241,502
593		1.286	(a)	06/20/63	23,467
12,661		1.287	(a)	04/20/66	641,644
370		1.351	(a)	01/20/64	10,355
225		1.491	(a)	05/20/60	12,918
786		1.495	(a)	05/20/64	19,114
3,538		1.521	(a)	02/20/68	119,232
468		1.536	(a)	06/20/67	13,421
818		1.562	(a)	05/20/64	27,388
509		1.566	(a)	10/20/64	11,845
197	5.89% - 1 Month Term SOFR	1.567	(d)	08/20/42	21,976

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$643		1.616	(a)%	05/20/63	$22,407
302		1.62	(a)	09/20/65	4,454
654		1.621	(a)	11/20/60	47,328
99		1.626	(a)	04/20/60	8,250
7,642		1.628	(a)	06/20/66	237,296
183		1.646	(a)	04/20/63	7,343
245	5.99% - 1 Month Term SOFR	1.667	(d)	04/20/41 - 08/20/42	26,950
501		1.673	(a)	09/20/66	14,319
143		1.676	(a)	03/20/68	4,979
1,628		1.703	(a)	07/20/69	77,045
242	6.03% - 1 Month Term SOFR	1.707	(d)	12/20/43	31,113
3,432		1.708	(a)	05/20/67	135,613
779		1.712	(a)	08/20/67	20,196
1,059		1.777	(a)	07/20/67	30,781
1,566		1.783	(a)	11/20/64	58,860
13,425		1.831	(a)	06/20/65	464,023
477		1.833	(a)	10/20/66	12,958
120	6.19% - 1 Month Term SOFR	1.867	(d)	09/20/43	6,062
374		1.933	(a)	09/20/65	12,283
1,748		1.937	(a)	09/20/69	88,781
1,414		1.973	(a)	01/20/66	35,327
12,240		1.982	(a)	07/20/66	367,881
27		1.993	(a)	08/20/63	1,051
1,482		1.996	(a)	02/20/65	54,117
6,466		2.00		11/20/50	811,953
863		2.001	(a)	06/20/67	48,066
2,618		2.009	(a)	08/20/69	153,239
775		2.016	(a)	06/20/64	42,842
320		2.018	(a)	04/20/65	11,413
302		2.102	(a)	06/20/66	10,962
95	6.44% - 1 Month Term SOFR	2.115	(d)	08/16/34	6,015
3,805		2.195	(a)	12/20/66	178,622
8		2.208	(a)	02/20/63	335
322		2.265	(a)	07/20/65	16,541
297		2.273	(a)	03/20/67	12,993
912		2.293	(a)	01/20/68	58,897
196		2.307	(a)	02/20/68	8,815
54		2.322	(a)	10/20/60	6,226
870		2.323	(a)	11/20/67	30,477
381		2.323	(a)	08/20/67	17,250
235		2.332	(a)	01/20/68	10,426

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,299		2.343	(a)%	07/20/67	$75,372
233		2.364	(a)	01/20/67	9,040
835		2.377	(a)	02/20/68	36,295
4,566		2.39	(a)	02/20/68	212,640
3,099		2.392	(a)	10/20/64	204,413
4		2.42	(a)	07/20/63	390
825		2.493	(a)	10/20/67	22,375
1,714		2.50		11/20/51	247,551
51		2.532	(a)	02/20/60	2,806
735		2.619	(a)	10/20/67	37,242
1,104		2.62	(a)	02/20/68	43,045
11,407		2.631	(a)	10/20/69	435,163
1,053		2.632	(a)	11/20/67	65,890
1,698		2.633	(a)	09/20/64	117,235
4,164		2.646	(a)	06/20/66	366,685
855		2.65	(a)	10/20/67	46,830
19		2.756	(a)	03/20/62	1,562
26		2.801	(a)	05/20/62	3,580
20,091		2.916	(a)	08/20/66	856,517
452		2.954	(a)	10/20/66	20,483
149		2.991	(a)	07/20/65	8,211
83		3.081	(a)	04/20/62	11,247
27		3.214	(a)	02/20/63	3,496
10,745		3.371	(a)	10/20/67	860,545
935		3.50		10/16/42 - 05/20/43	164,227
21		3.644	(a)	09/20/60	3,727
	IO REMIC PAC
33		3.50		06/20/41	918
17		4.50		05/20/40	764
9		5.00		10/20/40	436
	REMIC
18	1 Month Term SOFR + 0.56%	4.889	(a)	02/20/61	17,914
7	1 Month Term SOFR + 0.81%	5.139	(a)	08/20/63	7,102
1	1 Month Term SOFR + 0.88%	5.209	(a)	02/20/66	723
1,701		6.50		10/20/54 - 02/20/55	1,700,712
1,938	RCO VII Mortgage LLC (c)	7.021		01/25/29	1,948,785
712	Seasoned Credit Risk Transfer Trust	3.25		11/25/64	650,500
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $13,638,217)				15,336,771

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Commercial Mortgage-Backed Securities (2.6%)
	$698	BAHA Trust (Bahamas) (c)	7.069	(a)%	12/10/41	$715,143
		Bayview Commercial Asset Trust,
	1,095	1 Month Term SOFR + 0.47% (c)	4.801	(a)	07/25/37	1,029,594
	397	1 Month Term SOFR + 0.56% (c)	4.891	(a)	10/25/36	377,117
	450	1 Month Term SOFR + 0.65% (c)	4.981	(a)	10/25/36	421,876
	690	1 Month Term SOFR + 0.67% (c)	4.996	(a)	10/25/36	643,265
	387	1 Month Term SOFR + 0.77% (c)	5.101	(a)	11/25/35	368,566
	549	1 Month Term SOFR + 1.76% (c)	6.091	(a)	11/25/35	597,845
	1,610	IO	0.977	(a)	09/10/58	1,536
	617	COOF Securitization Trust, IO (c)	2.171	(a)	10/25/40	32,901
		Credit Suisse Mortgage Trust
	816	1 Month Term SOFR + 3.57% (c)	7.896	(a)	05/09/25	797,249
	3,849	1 Month Term SOFR + 3.83% (c)	8.151	(a)	08/15/26	3,552,508
		GS Mortgage Securities Trust
	500		3.345		07/10/48	469,813
	140	IO	0.406	(a)	09/10/47	2
		Harvest Commercial Capital Loan Trust
	1,554	(c)	5.964	(a)	04/25/52	1,431,258
	1,963		6.164		10/25/56	2,037,545
	1,380	(c)	6.337	(a)	09/25/46	1,326,322
	1,410	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.702	(a)	12/15/49	8,706
		KGS-Alpha SBA COOF Trust, IO
	301	(c)	0.801	(a)	08/25/38	4,327
	166	(c)	2.556	(a)	04/25/40	6,844
	364	(c)	2.839	(a)	07/25/41	22,054
	1,000	Natixis Commercial Mortgage Securities Trust (c)	4.272	(a)	05/15/39	893,150
CAD	7,497	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.14	(a)	02/12/55	183,434
	$506	Sutherland Commercial Mortgage Trust (c)	2.23	(a)	12/25/41	437,423
	8,218	UBS Commercial Mortgage Trust, IO	1.075	(a)	03/15/51	177,232
	114	Velocity Commercial Capital Loan Trust (c)	6.90		05/25/47	114,083
	702	Waterfall Commercial Mortgage Trust (c)	4.104	(a)	09/14/22	691,235
		Total Commercial Mortgage-Backed Securities (Cost $15,957,117)				16,341,028
		Corporate Bonds (1.1%)
		Finance (1.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c)	0.00		11/10/28	88,375

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
DKK	19,369	Nykredit Realkredit AS (Denmark)	4.00%		10/01/46	$2,966,499
	10,835	Realkredit Danmark AS (Denmark)	4.00		10/01/56	1,636,176
	14,986	Realkredit Danmark AS (Denmark)	4.00		10/01/56	2,243,967
		Total Corporate Bonds (Cost $6,957,079)				6,935,017
		Mortgages - Other (38.9%)
	$1,652	A&D Mortgage Trust, Class A1 (c)	7.049		11/25/68	1,680,219
	3,325	ABFS Mortgage Loan Trust	0.00		04/25/34	400,426
	58	Adjustable Rate Mortgage Trust	5.155	(a)	04/25/35	55,137
GBP	252	Alba 2005-1 PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.201	(a)	11/25/42	325,461
	$1,450	Asset Based Lending LLC (c)	6.075		09/25/29	1,453,247
		ATLX Trust
	1,700	(c)	3.85		04/25/63	1,577,448
	3,000	(c)	4.304	(a)	04/25/64	2,833,808
		Banc of America Funding Trust
	2		5.25		07/25/37	2,153
	173		5.50		09/25/35	162,272
GBP	200	Banna RMBS DAC 3 Month GBP SONIA + 2.10% (United Kingdom)	6.583	(a)	12/30/63	265,952
		Bear Stearns Asset Backed Securities Trust
	$24		5.246	(a)	07/25/36	23,467
	1,590	1 Month Term SOFR + 3.79%	8.116	(a)	08/25/43	1,772,645
	415	25.26% - 3.29 x 1 Month USD LIBOR	11.044	(d)	03/25/36	133,811
		Boston Lending Trust
	2,579	(c)	2.00	(a)	07/25/61	2,146,309
	3,759	(c)	3.25	(a)	05/25/62	3,483,616
		Brean Asset Backed Securities Trust
	5,172	(c)	4.00		09/25/63	4,790,643
	1,698	(c)	4.50		05/25/64	1,657,891
	3,000	Class A1 (c)	5.00		01/25/65	2,948,629
		Cascade Funding Mortgage Trust
	1,614	(c)	2.00	(a)	09/25/50 - 02/25/52	1,516,788
	15,000	(c)	3.00	(a)	05/25/34 - 03/25/35	12,877,864
	4,571	(c)	3.25	(a)	11/25/35 - 09/25/37	4,376,516
	6,350	(c)	4.00	(a)	08/25/34 - 10/25/54	5,818,052
	5,400	(c)	4.25	(a)	04/25/33	5,058,581
	1,889	(c)	6.405		11/25/29	1,896,699
	72	Cendant Mortgage Corp. (c)	6.00	(a)	07/25/43	71,620

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Champs Trust
	$4,925	(c)	7.841	(a)%	04/25/60	$5,134,481
	2,765	(c)	8.344	(a)	01/25/60	2,863,549
	1,213	(c)	8.774	(a)	07/25/59	1,248,471
	2,447	(c)	9.576	(a)	11/25/59	2,547,164
		CHL Mortgage Pass-Through Trust
	69		5.27	(a)	05/20/34	62,978
	168		5.50		10/25/34	166,895
	60		6.00		12/25/36	33,578
	121		6.902	(a)	10/25/33	117,117
	83	Citigroup Mortgage Loan Trust, Inc. 1 Year CMT + 2.40%	6.31	(a)	11/25/35	81,931
		Countrywide Alternative Loan Trust
	30		5.50		01/25/36	16,464
	94		5.75		03/25/34	94,406
	70	40.02% - 6 x 1 Month USD LIBOR	13.374	(d)	05/25/37	68,695
	43	Countrywide Reperforming Loan REMIC Trust, REMIC (c)	8.50		06/25/35	42,395
		Credit Suisse First Boston Mortgage Securities Corp.
	1,020	(c)	5.15		12/29/31	861,218
	181		4.964	(a)	05/25/34	170,315
	470		6.50		11/25/35	86,681
	265	1 Month Term SOFR + 3.41%	7.741	(a)	02/25/32	256,729
	1,955	CSMC Mortgage-Backed Trust (c)	3.489	(a)	03/25/59	1,977,580
		Ellington Financial Mortgage Trust
	2,691	(c)	4.50	(a)	03/25/54	2,523,316
	5,712	(c)	5.00		07/25/54 - 12/25/54	5,465,476
		E-Mac DE BV
EUR	1,500	3 Month EURIBOR + 1.40% (Germany)	7.771	(a)	11/25/54	956,237
	95	3 Month EURIBOR + 0.50% (Germany)	10.664	(a)	05/25/52	107,347
		E-MAC NL BV
	102	3 Month EURIBOR + 0.18% (Netherlands)	4.418	(a)	07/25/36	110,422
	59	3 Month EURIBOR + 0.23% (Netherlands)	6.658	(a)	04/25/38	60,894
		E-MAC Program BV
	134	3 Month EURIBOR + 2.00% (Netherlands)	5.973	(a)	01/25/48	139,683
	86	3 Month EURIBOR + 2.00% (Netherlands)	6.408	(a)	04/25/48	91,954
	1,576	3 Month EURIBOR + 0.32% (Netherlands)	6.923	(a)	07/25/46	1,520,890
		EMF-NL Prime BV
	59	3 Month EURIBOR + 0.80% (Netherlands)	3.063	(a)	04/17/41	65,913
	200	3 Month EURIBOR + 0.85% (Netherlands)	3.113	(a)	04/17/41	214,118

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	2,761	Eurohome Italy Mortgages Srl, Class A, 3 Month EURIBOR + 0.60% (Italy)	3.189	(a)%	11/02/54	$2,932,849
	142	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Ireland)	2.816	(a)	08/02/50	149,286
		Eurosail-NL BV
	500	3 Month EURIBOR + 1.10% (Netherlands)	3.363	(a)	04/17/40	558,822
	321	3 Month EURIBOR + 1.80% (Netherlands)	4.063	(a)	10/17/40	362,977
	500	3 Month EURIBOR + 2.20% (Netherlands)	4.463	(a)	10/17/40	564,734
		Federal Home Loan Mortgage Corporation, Whole Loan Securities Trust
	$1,853		3.00		09/25/45 - 05/25/47	1,581,731
	779		3.50		05/25/45 - 05/25/47	686,002
	4,127		2.50		02/01/52 - 04/01/52	3,348,949
		Finance of America Structured Securities Trust
	2,691	(c)	2.00	(a)	06/25/52	2,674,023
	2,555	(c)	3.50		11/25/74	2,435,568
	104	Flagstar Mortgage Trust, Class A3 (c)	3.00	(a)	03/25/50	82,389
	553	Galton Funding Mortgage Trust (c)	4.00	(a)	02/25/59	528,740
	324	GITSIT Mortgage Loan Trust, Class A1 (c)	7.466		06/25/54	324,283
EUR	427	Great Hall Mortgages No. 1 PLC 3 Month EURIBOR + 0.22% (United Kingdom)	2.698	(a)	03/18/39	476,763
	$169	GSAA Trust	6.00		04/01/34	165,720
		GSR Mortgage Loan Trust
	36	1 Month Term SOFR + 0.36%	4.691	(a)	03/25/35	21,550
	10		5.00		02/25/34	9,800
	2		5.50		11/25/35	2,089
	140		5.549	(a)	12/25/34	130,552
	3	1 Year CMT + 1.75%	5.88	(a)	03/25/33	2,939
	239		6.00		09/25/35	238,375
	60	HarborView Mortgage Loan Trust	5.456	(a)	05/19/33	55,282
		Impac CMB Trust
	1,020	1 Month Term SOFR + 0.63%	4.961	(a)	11/25/35	907,126
	23	1 Month Term SOFR + 0.91%	5.236	(a)	10/25/34	22,629
	307	IMS Ecuadorian Mortagage Trust (c)	3.40		08/18/43	300,732
	14	IndyMac INDX Mortgage Loan Trust	7.26	(a)	11/25/34	14,490
		JP Morgan Mortgage Trust
	83	(c)	3.00	(a)	10/25/50	65,648
	61	(c)	4.243	(a)	07/27/37	56,445
	43		4.405	(a)	12/25/34	39,209

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	455	Lansdowne Mortgage Securities No. 1 PLC 3 Month EURIBOR + 0.30% (Ireland)	2.801	(a)%	06/15/45	$504,051
	591	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	2.841	(a)	09/16/48	619,686
		LHOME Mortgage Trust
	$1,500	(c)	7.628		11/25/28	1,521,183
	2,375	(c)	8.00		06/25/28 - 08/25/28	2,397,856
GBP	348	Mansard Mortgages PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.203	(a)	10/15/48	441,577
	$176	MASTR Adjustable Rate Mortgages Trust	5.808	(a)	06/25/34	163,443
		MASTR Alternative Loan Trust
	113		5.00		05/25/18	102,290
	52		6.00		05/25/33	50,069
	1	MASTR Asset Securitization Trust	5.50		10/25/25	858
	95	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	68,521
	296	MERIT Securities Corp. 1 Month USD LIBOR + 2.25% (c)	7.21	(a)	09/28/32	276,266
		Merrill Lynch Mortgage Investors Trust
	7		5.037	(a)	01/25/37	6,599
	7	6 Month Term SOFR + 0.93%	5.133	(a)	04/25/29	7,095
	3,467	MFA Trust	6.33		09/25/54	3,476,423
	53	Morgan Stanley Mortgage Loan Trust (See Note 9)	6.697	(a)	02/25/34	51,103
	39	Mortgage Equity Conversion Asset Trust 1 Year CMT + 0.47% (c)	4.62	(a)	02/25/42	38,056
	55	National City Mortgage Capital Trust	6.00		03/25/38	52,344
GBP	333	Newgate Funding PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.601	(a)	12/15/50	429,725
	$5,601	NRM FHT1 Excess Owner LLC (c)	6.545		03/25/32	5,649,720
		NYMT Loan Trust
	2,963	Class A (c)	6.381		02/25/30	2,965,538
	7,500	(c)	3.00	(a)	06/25/36 - 02/25/37	6,976,411
	5,000	(c)	5.00	(a)	08/25/37	4,592,332
	1,803	Onslow Bay Financial LLC, Class A1 (c)	3.00	(a)	01/25/52	1,533,635
		PRET LLC
	874	(c)	4.843		09/25/51	871,329
	2,318	(c)	7.143		03/25/54	2,338,306
	4,558	(c)	7.52		04/27/54	4,576,672
	2,292	PRKCM 2023-AFC1 Trust (c)	6.598		02/25/58	2,302,463
	1,527	PRKCM 2023-AFC4 Trust (c)	7.225		11/25/58	1,555,187
EUR	4,000	PRPM Fundido DAC 3 Month EURIBOR + 2.00% (Spain) (c)	4.181	(a)	04/29/75	4,282,005

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		PRPM LLC
	$1,019	(c)	3.75%		03/25/54	$951,072
	2,000	(c)	4.00		05/25/54	1,781,722
	779	(c)	4.40		04/25/67	773,578
	2,000	(c)	6.469		05/25/30	2,009,663
	2,627	(c)	6.959		02/25/29	2,665,922
	1,671	Rain City Mortgage Trust (c)	6.53	(a)	11/25/29	1,685,925
	2,824	Rate Mortgage Trust, Class A1 (c)	6.00	(a)	12/25/54	2,844,050
	34	RBSSP Resecuritization Trust (c)	93.019	(a)	09/26/37	252,299
	89	RCKT Mortgage Trust, Class A1 (c)	6.50	(a)	06/25/54	90,575
	13,197	Residential Asset Securitization Trust, IO	0.50		04/25/37	257,047
EUR	263	Resloc UK PLC 3 Month EURIBOR + 0.45% (United Kingdom)	2.951	(a)	12/15/43	278,369
	$1,828	RiverView HECM Trust 1 Month Term SOFR + 0.38%	4.711	(a)	05/25/47	1,603,665
		RMF Buyout Issuance Trust
	500	(c)	3.147	(a)	11/25/31	481,114
	2,000	(c)	3.69	(a)	11/25/31	1,888,023
	1,500	(c)	4.50	(a)	04/25/32	1,251,425
	2,000	(c)	4.704	(a)	11/25/31	1,865,995
	1,200	(c)	4.75	(a)	10/25/50	1,048,081
	11,186	(c)	6.00	(a)	11/25/31 - 10/25/50	8,684,780
		RMF Proprietary Issuance Trust
	1,079	(c)	2.125	(a)	09/25/61	931,895
	3,882	(c)	2.75	(a)	10/25/63	3,680,538
	2,192	(c)	3.00	(a)	01/25/62	2,009,838
	2,245	(c)	3.25	(a)	04/26/60	2,039,474
	4,250	(c)	3.75	(a)	06/25/62	3,742,212
	2,179	(c)	4.00	(a)	08/25/62	2,095,457
		Saluda Grade Alternative Mortgage Trust
	2,345	(c)	7.118		01/25/30	2,349,092
	4,700	(c)	7.50	(a)	02/25/30 - 05/25/50	4,720,459
		Seasoned Credit Risk Transfer Trust
	16,862		3.00		09/25/55 - 11/25/63	14,362,147
	1,858		3.25		07/25/56 - 06/25/57	1,650,003
	2,316		3.50		07/25/58 - 05/25/64	2,002,265
	1,311		4.00		03/25/58 - 02/25/59	1,227,170
	1,200	(c)	4.25	(a)	05/25/60	1,150,552
	4,476	(c)	4.50	(a)	06/25/57 - 02/25/59	4,258,049
	11,471	(c)	4.75	(a)	07/25/58 - 10/25/58	11,183,120

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$53	Sequoia Mortgage Trust 1 Month Term SOFR + 0.89%	5.214	(a)%	01/20/36	$37,690
	107	Stanwich Mortgage Loan Co. LLC (c)	6.235		10/16/26	107,019
		Structured Adjustable Rate Mortgage Loan Trust
	156	1 Month Term SOFR + 0.35%	4.681	(a)	03/25/35	140,207
	134		5.528	(a)	02/25/35	130,569
		Structured Asset Mortgage Investments II Trust
	33		3.743	(a)	04/19/35	29,662
	64	1 Month Term SOFR + 0.57%	4.901	(a)	05/25/45	57,196
	43	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	7.411	(a)	11/25/30	41,412
EUR	739	TDA 19-Mixto FTA 3 Month EURIBOR + 3.50% (Spain)	5.887	(a)	03/22/36	832,394
	375	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	2.559	(a)	12/28/50	386,294
	$109	TIAA Bank Mortgage Loan Trust (c)	4.00	(a)	11/25/48	102,322
	167	WaMu Mortgage-Backed Pass-Through Certificates	6.366	(a)	12/19/39	165,617
		Total Mortgages - Other (Cost $231,675,986)				240,852,554
		Short-Term Investments (25.2%)
		Commercial Paper (2.2%)
	3,000	Banco Santander SA (Spain) (c)(f)	4.525		01/14/26	2,908,195
	2,000	Danske Bank AS (Denmark) (c)(f)	4.633		01/09/26	1,938,577
		HSBC USA, Inc.
	3,000	(c)(f)	4.858		01/27/26	2,903,837
	6,000	(c)(f)	5.985		05/20/25	5,982,362
		Total Commercial Paper (Cost $13,725,928)				13,732,971
		U.S. Treasury Securities (20.6%)
		U.S. Treasury Bill,
	25,000	(g)	4.183		10/30/25	24,490,653
	10,000	(g)	4.194		10/23/25	9,803,854
	10,000	(g)	4.216		12/26/25	9,745,520
	10,000	(g)	4.276		07/03/25	9,926,675
	8,000	(g)	4.294		6/26/25	7,947,833
	5,434	(g)(h)	4.317		08/05/25	5,373,501
	5,000	(g)	4.363		8/21/25	4,935,077
	8,000	(g)	4.379		8/14/25	7,902,613
	15,000	(g)	4.472		5/15/25	14,974,818
	2,000	(g)	4.473		5/15/25	1,996,644
	15,000	(g)	4.477		5/22/25	14,962,191

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$10,000	(g)	4.487%	5/22/25	$9,974,739
5,000	(g)	4.489	5/29/25	4,983,157
	Total U.S. Treasury Securities (Cost $127,003,114)			127,017,275
NUMBER OF SHARES (000)
	Investment Company (2.4%)
14,948	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.26% (See Note 9) (Cost $14,948,232)			14,948,232
	Total Short-Term Investments (Cost $155,677,274)			155,698,478
	Total Investments (Cost $754,345,677) (i)(j)		124.0%	767,167,487
	Liabilities in Excess of Other Assets		(24.0)	(148,536,115)
	Net Assets		100.0%	$618,631,372

  CMT  Constant Maturity Treasury Note Rate.

  DAC  Designated Activity Company.

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (b)  Security is subject to delayed delivery.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2025.

  (e)  When-issued security.

  (f)  The rates shown are the effective yields at the date of purchase.

  (g)  Rate shown is the yield to maturity at April 30, 2025.

  (h)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

  (i)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (j)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,174,780 and the aggregate gross unrealized depreciation is $8,014,312, resulting in net unrealized appreciation of $13,160,468.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2025:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	DKK	45,541,479		$6,726,904	6/26/25	$(211,460)
Citibank NA	EUR	17,116,904		$18,753,687	6/26/25	(699,486)
Citibank NA	EUR	3,750,000		$4,322,760	6/26/25	60,927
Goldman Sachs International	GBP	1,851,015		$2,356,871	6/26/25	(110,503)
HSBC Bank PLC	CAD	2,113,737		$1,492,778	6/26/25	(44,806)
Standard Chartered Bank		$55,373	AUD	92,417	6/26/25	3,861
						$(1,001,467)

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2025:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION
Long:
U.S. Treasury 2 yr. Note (United States)	122	Jun-25	$24,400	$25,394,109	$261,160
U.S. Treasury 5 yr. Note (United States)	666	Jun-25	66,600	72,724,079	734,653
U.S. Treasury 10 yr. Note (United States)	104	Jun-25	10,400	11,670,750	316,062
U.S. Treasury Long Bond (United States)	16	Jun-25	1,600	1,866,000	28,250
					$1,340,125

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

Portfolio Composition

CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Mortgages - Other	31.4%
Agency Fixed Rate Mortgages	27.5
Short-Term Investments	20.3
Asset-Backed Securities	15.5
Commercial Mortgage-Backed Securities	2.1
Collateralized Mortgage Obligations - Agency Collateral Series	2.0
Corporate Bonds	0.9
Agency Adjustable Rate Mortgages	0.3
Total	100.0	%*

  *  Does not include open futures contracts with a value of $111,654,938 and total unrealized appreciation of $1,340,125. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,001,467.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2025 (unaudited)

Assets:
Investments in securities, at value (cost $739,344,372)	$752,168,152
Investments in affiliates, at value (cost $15,001,305)	14,999,335
Total investments in securities, at value (cost $754,345,677)	767,167,487
Unrealized appreciation on open foreign currency forward exchange contracts	64,788
Cash (including foreign currency valued at $1,112,859 with a cost of $1,098,949)	1,112,859
Receivable for:
Investments sold	10,791,992
Shares of beneficial interest sold	4,685,866
Interest	1,891,547
Variation margin on open futures contracts	101,971
Interest and dividends from affiliates	32,802
Prepaid expenses and other assets	114,388
Total Assets	785,963,700
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	1,066,255
Due to broker	539,000
Payable to Bank	271,438
Payable for:
Investments purchased	163,757,236
Shares of beneficial interest redeemed	1,133,218
Dividends to shareholders	199,617
Advisory fee	176,106
Transfer and sub transfer agency fees	64,528
Administration fee	38,233
Trustees' fees	34,677
Distribution fee	19,477
Accrued expenses and other payables	32,543
Total Liabilities	167,332,328
Net Assets	$618,631,372
Composition of Net Assets:
Paid-in-Capital	$622,337,320
Total Accumulated Loss	(3,705,948)
Net Assets	$618,631,372
Class A Shares:
Net Assets	$68,068,697
Shares Outstanding (unlimited shares authorized, $0.01 par value)	8,574,697
Net Asset Value Per Share	$7.94
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$8.21
Class L Shares:
Net Assets	$295,168
Shares Outstanding (unlimited shares authorized, $0.01 par value)	37,552
Net Asset Value Per Share	$7.86
Class I Shares:
Net Assets	$534,054,312
Shares Outstanding (unlimited shares authorized, $0.01 par value)	68,324,645
Net Asset Value Per Share	$7.82
Class C Shares:
Net Assets	$6,886,890
Shares Outstanding (unlimited shares authorized, $0.01 par value)	874,820
Net Asset Value Per Share	$7.87
Class R6 Shares:
Net Assets	$9,326,305
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,195,078
Net Asset Value Per Share	$7.80

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2025 (unaudited)

Net Investment Income: Income
Interest	$13,843,663
Interest and dividends from affiliates (Note 9)	259,634
Total Income	14,103,297
Expenses
Advisory fee (Note 4)	1,241,656
Sub transfer agency fees and expenses (Class A)	31,066
Sub transfer agency fees and expenses (Class L)	155
Sub transfer agency fees and expenses (Class I)	193,029
Sub transfer agency fees and expenses (Class C)	1,699
Administration fee (Note 4)	211,346
Professional fees	171,326
Distribution fee (Class A) (Note 5)	78,991
Distribution fee (Class L) (Note 5)	744
Distribution fee (Class C) (Note 5)	29,035
Registration fees	52,941
Transfer agency fees and expenses (Class A) (Note 6)	12,084
Transfer agency fees and expenses (Class L) (Note 6)	1,324
Transfer agency fees and expenses (Class I) (Note 6)	10,034
Transfer agency fees and expenses (Class C) (Note 6)	1,476
Transfer agency fees and expenses (Class R6) (Note 6)	7,528
Custodian fees (Note 7)	30,730
Shareholder reports and notices	27,443
Trustees' fees and expenses	5,983
Other	48,393
Total Expenses	2,156,983
Less: reimbursement of class specific expenses (Class A) (Note 4)	(11,537)
Less: reimbursement of class specific expenses (Class L) (Note 4)	(1,255)
Less: reimbursement of class specific expenses (Class I) (Note 4)	(90,418)
Less: reimbursement of class specific expenses (Class R6) (Note 4)	(7,528)
Less: waiver of Advisory fees (Note 4)	(73,233)
Less: rebate from Morgan Stanley affiliates (Note 9)	(8,584)
Net Expenses	1,964,428
Net Investment Income	12,138,869
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(139)
Investments in affiliates (Note 9)	(30)
Foreign currency forward exchange contracts	230,526
Foreign currency transaction	(38,437)
Futures contracts	(1,546,982)
Net Realized Loss	(1,355,062)
Change in Unrealized Appreciation (Depreciation) on:
Investments	10,666,701
Investments in affiliates (Note 9)	(455)
Foreign currency forward exchange contracts	(1,063,555)
Foreign currency translation	38,782
Futures contracts	4,301,788
Net Change in Unrealized Appreciation (Depreciation)	13,943,261
Net Gain	12,588,199
Net Increase in Net Assets Resulting from Operations	$24,727,068

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2025	FOR THE YEAR ENDED OCTOBER 31, 2024
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$12,138,869	$18,286,557
Net realized gain (loss)	(1,355,062)	9,029,707
Net change in unrealized appreciation (depreciation)	13,943,261	12,757,466
Net Increase in Net Assets Resulting from Operations	24,727,068	40,073,730
Dividends and Distributions to Shareholders:
Class A	(1,766,133)	(2,726,243)
Class L	(7,963)	(14,598)
Class I	(13,502,711)	(16,521,786)
Class C	(141,935)	(137,699)
Class R6	(254,984)	(697)
Total Dividends and Distributions to Shareholders	(15,673,726)	(19,401,023)
Net increase from transactions in shares of beneficial interest	139,328,301	182,233,972
Net Increase	148,381,643	202,906,679
Net Assets:
Beginning of period	470,249,729	267,343,050
End of Period	$618,631,372	$470,249,729

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standard Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class R6 shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares and Class R6 shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser, determines that the closing price, last

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Co-Transfer Agency and Sub Transfer Agency fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I. Segment Reporting — During the reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund's President act as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's financial statements.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,359,745	$—	$2,359,745
Agency Fixed Rate Mortgages	—	210,741,387	—	210,741,387
Asset-Backed Securities	—	118,902,507	—	118,902,507
Collateralized Mortgage Obligations — Agency Collateral Series	—	15,336,771	—	15,336,771
Commercial Mortgage-Backed Securities	—	16,341,028	—	16,341,028
Corporate Bonds	—	6,935,017	—	6,935,017
Mortgages — Other	—	240,852,554	—	240,852,554
Total Fixed Income Securities	—	611,469,009	—	611,469,009
Short-Term Investments
Commercial Paper	—	13,732,971	—	13,732,971
U.S. Treasury Securities	—	127,017,275	—	127,017,275
Investment Company	14,948,232	—	—	14,948,232
Total Short-Term Investments	14,948,232	140,750,246	—	155,698,478
Foreign Currency Forward Exchange Contracts	—	64,788	—	64,788
Futures Contracts	1,340,125	—	—	1,340,125
Total Assets	16,288,357	752,284,043	—	768,572,400

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,066,255)	$—	$(1,066,255)
Total	$16,288,357	$751,217,788	$—	$767,506,145

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2025:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	$64,788		Unrealized depreciation on open foreign currency forward exchange contracts	$(1,066,255)
Interest Rate Risk	Variation margin on open futures contracts	1,340,125	(a)	Variation margin on open futures contracts	—
		$1,404,913			$(1,066,255)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2025 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(1,546,982)	$—
Currency Risk	—	230,526
Total	$(1,546,982)	$230,526

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$4,301,788	$—
Currency Risk	—	(1,063,555)
Total	$4,301,788	$(1,063,555)

At April 30, 2025, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$64,788	$(1,066,255)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2025:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$60,927	$(60,927)	$—	$0
Standard Chartered Bank	3,861	—	—	3,861
Total	$64,788	$(60,927)	$—	$3,861

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(a)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$211,460	$—	$—	$211,460
Citibank NA	699,486	(60,927)	(638,559)	0
Goldman Sachs International	110,503	—	(110,503)	0
HSBC Bank PLC	44,806	—	—	44,806
Total	$1,066,255	$(60,927)	$(749,062)	$256,266

(a)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended April 30, 2025, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$37,725,080
Futures Contracts:
Average monthly notional value	$207,180,151

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.44% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class R6. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2025, $73,233 of advisory fees were waived and $110,738 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2025, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2025, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $369 and received $20,842 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Statement of Operations, amounted to $2,750.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2025		FOR THE YEAR ENDED OCTOBER 31, 2024
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,472,134	$11,547,216	2,494,658	$19,311,508
Reinvestment of dividends and distributions	221,912	1,744,648	349,223	2,689,868
Redeemed	(733,582)	(5,758,467)	(1,433,534)	(11,085,168)
Net increase — Class A	960,464	7,533,397	1,410,347	10,916,208
CLASS L SHARES
Reinvestment of dividends and distributions	1,007	7,834	1,881	14,337
Redeemed	(2,548)	(19,908)	(1,891)	(14,373)
Net decrease — Class L	(1,541)	(12,074)	(10)	(36)
CLASS I SHARES
Sold	23,182,115	179,381,597	33,121,861	252,128,864
Reinvestment of dividends and distributions	1,738,778	13,462,636	2,165,500	16,442,794
Redeemed	(9,362,270)	(72,330,345)	(13,167,160)	(99,279,806)
Net increase — Class I	15,558,623	120,513,888	22,120,201	169,291,852
CLASS C SHARES
Sold	384,561	2,993,340	363,212	2,805,677
Reinvestment of dividends and distributions	18,121	141,330	17,916	137,012
Redeemed	(126,507)	(982,908)	(121,125)	(921,882)
Net increase — Class C	276,175	2,151,762	260,003	2,020,807
CLASS R6 SHARES
Sold	1,215,005	9,311,235	587	4,478
Reinvestment of dividends and distributions	32,589	251,902	92	695
Redeemed	(54,632)	(421,809)	(4)	(32)
Net increase — Class R6	1,192,962	9,141,328	675	5,141
Net increase in Fund	17,986,683	$139,328,301	23,791,216	$182,233,972

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2025, aggregated $1,503,390,155 and $1,366,819,085, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,388,801,064 and $1,316,920,722, respectively.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, advisory fees paid were reduced by $8,584 relating to the Fund's investment in the Liquidity Fund.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2025 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2024	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	DIVIDEND/ INTEREST INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2025
Liquidity Fund	$53,350,722	$165,390,043	$203,792,533	$257,808	$—	$—	$14,948,232
Morgan Stanley Mortgage Loan Trust	56,170	—	4,582	1,826	(30)	(455)	51,103
Total	$53,406,892	$165,390,043	$203,797,115	$259,634	$(30)	$(455)	$14,999,335

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2025, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $847. At April 30, 2025, the Fund had an accrued pension liability of $34,677, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 DISTRIBUTIONS PAID FROM:	2023 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$19,401,023	$11,904,632

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2024.

At October 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,262,209	$—

At October 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $8,486,320 and $8,294,238, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $5,356,499.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2025, the Fund did not have any borrowings under the Facility.

13. Other

At April 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.0%.

14. LIBOR Discontinuance or Unavailability Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, "LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and was widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Various financial industry groups have been planning for the transition from LIBOR and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments). There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR. These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund's investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

15. Subsequent Event

At a meeting held on March 12-13, 2025, the Board of Trustees (the "Board") of the Fund (the "Acquired Fund") unanimously approved the reorganization of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by the Adviser. The Board, which is comprised solely of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interests of the Acquired Fund and the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Mortgage Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization").

Results of Special Shareholder Meeting

On June 11, 2025, a Special Meeting of Shareholders of the Fund was scheduled to approve the Reorganization. The voting results were as follows:

FOR	AGAINST	ABSTAIN
34,874,113	564,333	2,598,045

The Reorganization is anticipated to occur (after the close of trading) on or about August 1, 2025.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.81		$7.27		$7.43		$8.60		$8.62		$8.79
Income (loss) from investment operations:
Net investment income	0.17		0.38		0.37		0.26		0.20		0.24
Net realized and unrealized gain (loss)	0.18		0.56		(0.13)		(1.17)		(0.02)		(0.07)
Total income (loss) from investment operations	0.35		0.94		0.24		(0.91)		0.18		0.17
Less distributions from:
Net investment income	(0.22)		(0.40)		(0.40)		(0.26)		(0.20)		(0.31)
Net realized gain	—		—		—		—		—		(0.03)
Total distributions	(0.22)		(0.40)		(0.40)		(0.26)		(0.20)		(0.34)
Net asset value, end of period	$7.94		$7.81		$7.27		$7.43		$8.60		$8.62
Total Return	4.51	%(1)(2)	13.10	%(1)(3)	3.19	%(1)	(10.77	)%(1)	2.04	%(4)	2.09	%(4)
Ratios to Average Net Assets:
Net expenses	1.00	%(5)(6)(7)	0.94	%(6)(7)(8)	1.00	%(6)(7)	0.99	%(6)(7)	0.99	%(6)(7)	0.99	%(6)(7)
Net investment income	4.33	%(5)(6)(7)	4.94	%(6)(7)(8)	4.98	%(6)(7)	3.15	%(6)(7)	2.25	%(6)(7)	2.84	%(6)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(9)	0.01%		0.00	%(9)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$68,069		$59,470		$45,123		$39,360		$51,289		$48,756
Portfolio turnover rate	258	%(2)	383%		429%		334%		317%		233%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Not annualized.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(5)  Annualized.

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2025	1.06%	4.27%
October 31, 2024	1.08	4.80
October 31, 2023	1.20	4.78
October 31, 2022	1.19	2.95
October 31, 2021	1.15	2.09
October 31, 2020	1.16	2.67

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.99%	4.89%

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.73		$7.20		$7.37		$8.52		$8.55		$8.71
Income (loss) from investment operations:
Net investment income	0.16		0.35		0.35		0.24		0.17		0.22
Net realized and unrealized gain (loss)	0.18		0.55		(0.14)		(1.15)		(0.03)		(0.06)
Total income (loss) from investment operations	0.34		0.90		0.21		(0.91)		0.14		0.16
Less distributions from:
Net investment income	(0.21)		(0.37)		(0.38)		(0.24)		(0.17)		(0.29)
Net realized gain	—		—		—		—		—		(0.03)
Total distributions	(0.21)		(0.37)		(0.38)		(0.24)		(0.17)		(0.32)
Net asset value, end of period	$7.86		$7.73		$7.20		$7.37		$8.52		$8.55
Total Return	4.40	%(1)(2)	12.76	%(1)(3)	2.83	%(1)	(10.90	)%(1)	1.64	%(4)	1.93	%(4)
Ratios to Average Net Assets:
Net expenses	1.30	%(5)(6)(7)	1.23	%(6)(7)(8)	1.29	%(6)(7)	1.29	%(6)(7)	1.29	%(6)(7)	1.29	%(6)(7)
Net investment income	4.03	%(5)(6)(7)	4.65	%(6)(7)(8)	4.68	%(6)(7)	2.88	%(6)(7)	1.99	%(6)(7)	2.58	%(6)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$295		$302		$282		$755		$996		$1,144
Portfolio turnover rate	258	%(2)	383%		429%		334%		317%		233%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Not annualized.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  Annualized.

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2025	2.17%	3.16%
October 31, 2024	2.24	3.64
October 31, 2023	2.22	3.75
October 31, 2022	1.67	2.50
October 31, 2021	1.61	1.67
October 31, 2020	1.53	2.34

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.29%	4.59%

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.69		$7.16		$7.31		$8.45		$8.48		$8.64
Income (loss) from investment operations:
Net investment income	0.18		0.40		0.39		0.28		0.23		0.27
Net realized and unrealized gain (loss)	0.18		0.55		(0.12)		(1.14)		(0.04)		(0.06)
Total income (loss) from investment operations	0.36		0.95		0.27		(0.86)		0.19		0.21
Less distributions from:
Net investment income	(0.23)		(0.42)		(0.42)		(0.28)		(0.22)		(0.34)
Net realized gain	—		—		—		—		—		(0.03)
Total distributions	(0.23)		(0.42)		(0.42)		(0.28)		(0.22)		(0.37)
Net asset value, end of period	$7.82		$7.69		$7.16		$7.31		$8.45		$8.48
Total Return	4.74	%(1)(2)	13.51	%(1)(3)	3.58	%(1)	(10.33	)%(1)	2.28	%(4)	2.58	%(4)
Ratios to Average Net Assets:
Net expenses	0.70	%(5)(6)(7)	0.64	%(6)(7)(8)	0.70	%(6)(7)	0.69	%(6)(7)	0.69	%(6)(7)	0.69	%(6)(7)
Net investment income	4.63	%(5)(6)(7)	5.24	%(6)(7)(8)	5.27	%(6)(7)	3.57	%(6)(7)	2.59	%(6)(7)	3.20	%(6)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(9)	0.01%		0.00	%(9)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$534,054		$405,824		$219,485		$136,895		$135,147		$116,307
Portfolio turnover rate	258	%(2)	383%		429%		334%		317%		233%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Not annualized.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  Annualized.

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2025	0.77%	4.56%
October 31, 2024	0.81	5.07
October 31, 2023	0.91	5.06
October 31, 2022	0.91	5.06
October 31, 2021	0.87	2.41
October 31, 2020	0.91	2.98

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.69%	5.19%

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.75		$7.21		$7.37		$8.53		$8.55		$8.72
Income (loss) from investment operations:
Net investment income	0.14		0.32		0.31		0.20		0.13		0.18
Net realized and unrealized gain (loss)	0.17		0.56		(0.13)		(1.16)		(0.02)		(0.07)
Total income (loss) from investment operations	0.31		0.88		0.18		(0.96)		0.11		0.11
Less distributions from:
Net investment income	(0.19)		(0.34)		(0.34)		(0.20)		(0.13)		(0.25)
Net realized gain	—		—		—		—		—		(0.03)
Total distributions	(0.19)		(0.34)		(0.34)		(0.20)		(0.13)		(0.28)
Net asset value, end of period	$7.87		$7.75		$7.21		$7.37		$8.53		$8.55
Total Return	4.03	%(1)(2)	12.33	%(1)(3)	2.41	%(1)	(11.46	)%(1)	1.25	%(4)	1.33	%(4)
Ratios to Average Net Assets:
Net expenses	1.76	%(5)(6)(7)	1.74	%(6)(7)(8)	1.80	%(6)(7)	1.79	%(6)(7)	1.79	%(6)(7)	1.76	%(6)(7)
Net investment income	3.57	%(5)(6)(7)	4.14	%(6)(7)(8)	4.17	%(6)(7)	2.45	%(6)(7)	1.52	%(6)(7)	2.10	%(6)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(9)	0.01%		0.00	%(9)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$6,887		$4,637		$2,443		$2,978		$2,695		$5,110
Portfolio turnover rate	258	%(2)	383%		429%		334%		317%		233%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Not annualized.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  Annualized.

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2025	1.79%	3.54%
October 31, 2024	1.87	4.01
October 31, 2023	2.01	3.96
October 31, 2022	1.98	2.26
October 31, 2021	1.94	1.37
October 31, 2020	1.90	1.96

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.79%	4.09%

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class R6 Shares(1)
Selected Per Share Data:
Net asset value, beginning of period	$7.67		$7.15		$7.30		$8.45		$8.47		$8.64
Income (loss) from investment operations:
Net investment income	0.18		0.40		0.39		0.29		0.23		0.27
Net realized and unrealized gain (loss)	0.18		0.54		(0.11)		(1.15)		(0.03)		(0.07)
Total income (loss) from investment operations	0.36		0.94		0.28		(0.86)		0.20		0.20
Less distributions from:
Net investment income	(0.23)		(0.42)		(0.43)		(0.29)		(0.22)		(0.34)
Net realized gain	—		—		—		—		—		(0.03)
Total distributions	(0.23)		(0.42)		(0.43)		(0.29)		(0.22)		(0.37)
Net asset value, end of period	$7.80		$7.67		$7.15		$7.30		$8.45		$8.47
Total Return	4.78	%(2)(3)	13.45	%(2)(4)	3.76	%(2)	(10.41	)%(2)	2.43	%(5)	2.51	%(5)
Ratios to Average Net Assets:
Net expenses	0.65	%(6)(7)(8)	0.59	%(7)(8)(9)	0.65	%(7)(8)	0.64	%(7)(8)	0.65	%(7)(8)	0.64	%(7)(8)
Net investment income	4.68	%(6)(7)(8)	5.29	%(7)(8)(9)	5.33	%(7)(8)	3.59	%(7)(8)	2.63	%(7)(8)	3.26	%(7)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(10)	0.01%		0.00	%(10)	0.01%		0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$9,326		$16		$10		$10		$11		$11
Portfolio turnover rate	258	%(3)	383%		429%		334%		317%		233%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  Annualized.

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income/loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2025	0.86%	4.47%
October 31, 2024	30.00	(24.12)
October 31, 2023	26.50	(20.52)
October 31, 2022	20.23	(16.00)
October 31, 2021	20.64	(17.36)
October 31, 2020	19.93	(16.03)

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.64%	5.24%

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2025 Morgan Stanley

MTGAX-NCSR 4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	June 16, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025